UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21328
______________________________________________

SMA Relationship Trust
______________________________________________________________________________
(Exact name of registrant as specified in charter)

One North Wacker Drive, Chicago, IL 60606-1295
______________________________________________________________________________
(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq. UBS Global Asset Management Americas Inc. One North Wacker Drive Chicago, IL 60606-1295 (Name and address of agent for service)

Copy to: Bruce Leto, Esq. Stradley Ronon Stevens & Young, LLP 2600 One Commerce Square Philadelphia, PA 19103-7098

Registrant’s telephone number, including area code: 212-821-3000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2011

Item 1. Schedule of Investments

SMA Relationship Trust — Series A

Industry diversification (unaudited)[1]
As a percentage of net assets As of March 31, 2011

Common stocks
Aerospace & defense	0.46%
Air freight & logistics	0.82
Airlines	0.04
Auto components	0.02
Automobiles	0.23
Beverages	1.17
Biotechnology	0.33
Building products	0.89
Capital markets	0.77
Chemicals	1.09
Commercial banks	3.20
Commercial services & supplies	0.14
Communications equipment	0.07
Computers & peripherals	0.71
Construction & engineering	0.06
Construction materials	0.54
Diversified consumer services	0.23
Diversified financial services	0.97
Diversified telecommunication services	0.62
Electric utilities	0.76
Electrical equipment	0.40
Electronic equipment, instruments & components	0.33
Energy equipment & services	0.45
Food & staples retailing	0.88
Food products	1.53
Gas utilities	0.02
Health care equipment & supplies	0.58
Health care providers & services	0.04
Hotels, restaurants & leisure	0.49
Household durables	0.22
Household products	0.46
Industrial conglomerates	0.58
Insurance	1.64
Internet & catalog retail	0.19
Internet software & services	0.10
IT services	0.31
Leisure equipment & products	0.04
Machinery	0.51
Marine	0.03
Media	1.56
Metals & mining	0.80
Oil, gas & consumable fuels	3.27
Paper & forest products	0.09
Personal products	0.25
Pharmaceuticals	2.29
Real estate management & development	0.38
Road & rail	0.76
Semiconductors & semiconductor equipment	0.60
Software	2.12
Specialty retail	0.48
Textiles, apparel & luxury goods	0.03
Tobacco	0.48
Trading companies & distributors	0.71
Wireless telecommunication services	1.15

Total common stocks	36.89
Preferred stocks	1.01
Options purchased	0.15
Investment companies
UBS U.S. Equity Alpha Relationship Fund	20.29
UBS U.S. Large Cap Growth Equity Relationship Fund	25.23

Total investment companies	45.52
Short-term investment	10.42

Total investments	93.99
Cash and other assets, less liabilities	6.01

Net assets	100.00%

[1]	Figures represent the industry breakdown of direct investments of SMA Relationship Trust — Series A. Figures would be different if a breakdown of the underlying investment companies’ industry diversification was included.

SMA Relationship Trust — Series A
Portfolio of investments — March 31, 2011 (unaudited)

Security description	Shares	Value

Common stocks — 36.89%
Australia — 0.45%
Brambles Ltd.	6,846	$50,135
National Australia Bank Ltd.	1,400	37,433
Qantas Airways Ltd.*	6,389	14,406
QBE Insurance Group Ltd.	3,534	64,591

		166,565

Austria — 0.13%
BWIN Interactive Entertainment AG1,2	802	31,461
Telekom Austria AG	687	10,048
Vienna Insurance Group	149	8,510

		50,019

Canada — 1.05%
Agrium, Inc.	100	9,235
Canadian Pacific Railway Ltd.	200	12,856
Cenovus Energy, Inc.	400	15,802
Encana Corp.	1,200	41,436
Goldcorp, Inc.	200	9,972
Open Text Corp.*	600	37,392
Shoppers Drug Mart Corp.	500	20,557
Suncor Energy, Inc.	400	17,939
TMX Group, Inc.	300	12,012
Toronto-Dominion Bank	2,000	176,999
TransCanada Corp.	900	36,492

		390,692

China — 0.34%
Cheung Kong Infrastructure Holdings Ltd.	2,000	9,449
CLP Holdings Ltd.	3,500	28,302
Esprit Holdings Ltd.	5,208	23,903
Hang Seng Bank Ltd.	400	6,459
New World Development Ltd.	33,000	58,291

		126,404

Denmark — 0.30%
Jyske Bank A/S*	2,489	110,844

Finland — 0.34%
Sampo Oyj, Class A	3,020	96,342
Stora Enso Oyj, Class R	1,053	12,543
UPM-Kymmene Oyj*	944	19,960

		128,845

France — 1.05%
Alstom SA	493	29,152
BNP Paribas	426	31,158
Carrefour SA	1,647	72,918
France Telecom SA	1,428	31,996
Sanofi-Aventis SA	1,329	93,184
Schneider Electric SA	469	80,159
Societe Generale	580	37,688
Thales SA	400	15,955

		392,210

Germany — 1.75%
Allianz SE	556	78,032
BASF SE	377	32,607
Bayer AG	242	18,740
Daimler AG*	292	20,629
E.ON AG	529	16,156
Fresenius Medical Care AG & Co. KGaA	176	11,820
HeidelbergCement AG	510	35,622
Linde AG	149	23,534
Metro AG	417	28,494
Muenchener Rueckversicherungs-Gesellschaft AG	456	71,733
SAP AG	3,802	232,770
Siemens AG	107	14,665
Sky Deutschland AG*	10,033	41,263
ThyssenKrupp AG	300	12,257
Volkswagen AG	95	14,581

		652,903

Greece — 0.05%
Hellenic Telecommunications Organization SA	1,581	17,656

Guernsey — 0.02%
Resolution Ltd.	1,588	7,538

Ireland — 0.64%
Accenture PLC, Class A	600	32,982
Covidien PLC	400	20,776
CRH PLC	4,979	114,170
James Hardie Industries SE CDI*	8,018	50,590
Kerry Group PLC, Class A	323	12,025
Seagate Technology PLC*	500	7,200

		237,743

Italy — 1.41%
Azimut Holding SpA	2,385	26,668
ENI SpA	13,950	342,613
Finmeccanica SpA	10,196	128,314
UniCredit SpA	11,590	28,646

		526,241

Japan — 1.87%
Bridgestone Corp.	400	8,382
Central Japan Railway Co.	4	31,690
Daito Trust Construction Co., Ltd.	600	41,332
Elpida Memory, Inc.*	800	10,301
FamilyMart Co., Ltd.	1,000	37,569
Fujitsu Ltd.	3,000	16,951
Honda Motor Co., Ltd.	1,300	48,840
ITOCHU Corp.	4,000	41,885
JFE Holdings, Inc.	600	17,557
JGC Corp.	1,000	23,407
JX Holdings, Inc.	1,800	12,118
KDDI Corp.	2	12,383
Kobe Steel Ltd.	8,000	20,774
Komatsu Ltd.	800	27,170
Marubeni Corp.	3,000	21,604
Mitsubishi UFJ Financial Group, Inc.	1,700	7,848
Mitsui Engineering & Shipbuilding Co., Ltd.	8,000	19,139
Mitsui OSK Lines Ltd.	2,000	11,517
Mizuho Securities Co., Ltd.	3,000	7,971
Nintendo Co., Ltd.	100	27,014
Nippon Electric Glass Co., Ltd.	2,000	28,324
Nippon Telegraph & Telephone Corp.	200	8,981
Nisshinbo Holdings, Inc.	1,000	9,702
NTT DoCoMo, Inc.	7	12,303
Ono Pharmaceutical Co., Ltd.	800	39,336
Resona Holdings, Inc.	1,400	6,665
Sankyo Co., Ltd.	300	15,382
Sumitomo Corp.	1,600	22,871
Sumitomo Metal Industries Ltd.	8,000	17,889
Tokyo Steel Manufacturing Co., Ltd.	1,300	15,176
Tokyo Tatemono Co., Ltd.	7,000	26,172
Toyo Suisan Kaisha Ltd.	1,000	21,712
Yamada Denki Co., Ltd.	430	29,001

		698,966

Luxembourg — 0.12%
ArcelorMittal	1,208	43,698

Netherlands — 2.21%
Akzo Nobel NV	140	9,619
ASML Holding NV*	572	25,211
Heineken NV	3,338	182,389
Hunter Douglas NV	1,058	53,926
ING Groep NV CVA*	13,774	174,338
Koninklijke Philips Electronics NV*	1,032	32,988
Ordina NV*	4,834	26,923
Reed Elsevier NV	900	11,581
Royal Dutch Shell PLC, Class A	46	1,670
Royal Dutch Shell PLC, Class B	1,955	70,878
TNT NV	8,676	222,551
Wolters Kluwer NV	536	12,534

		824,608

Norway — 0.26%
Petroleum Geo-Services ASA*	2,147	34,417
Storebrand ASA*	1,000	8,580
Telenor ASA	3,332	54,828

		97,825

Portugal — 0.04%
Portugal Telecom SGPS SA	1,320	15,235

Singapore — 0.11%
CapitaLand Ltd.	6,000	15,708
DBS Group Holdings Ltd.	1,000	11,614
United Overseas Bank Ltd.	1,000	14,915

		42,237

Spain — 1.05%
Acciona SA	227	24,668
Banco Santander SA	7,393	85,831
Enagas	330	7,445
Indra Sistemas SA	800	16,043
Repsol YPF SA	7,515	257,470

		391,457

Sweden — 1.33%
Assa Abloy AB, Class B	11,528	331,490
Nordea Bank AB	6,275	68,696
Swedish Match AB	2,863	95,208

		495,394

Switzerland — 3.05%
ABB Ltd.*	1,689	40,565
Aryzta AG	877	44,876
Credit Suisse Group AG	3,446	146,432
Givaudan SA*	202	203,100
Nestle SA	2,898	166,118
Nobel Biocare Holding AG*	4,421	91,645
Novartis AG	3,196	173,353
Roche Holding AG	718	117,569
Roche Holding AG (NPV)	595	84,991
STMicroelectronics NV	5,544	68,670

		1,137,319

United Kingdom — 10.39%
Aberdeen Asset Management PLC	5,803	19,624
Admiral Group PLC	294	7,329
Anglo American PLC	1,204	61,942
BAE Systems PLC	5,660	29,500
Barclays PLC	40,134	178,695
BP PLC	13,950	101,599
British Sky Broadcasting Group PLC	3,166	41,901
Diageo PLC	8,928	169,719
Ensco International PLC ADR	800	46,272
Firstgroup PLC	15,518	81,229
GlaxoSmithKline PLC	6,119	116,763
Halma PLC	15,987	89,890
Hiscox Ltd.	5,882	35,602
Home Retail Group PLC	3,109	9,631
HSBC Holdings PLC	19,054	195,931
Imperial Tobacco Group PLC	1,197	37,003
Jardine Lloyd Thompson Group PLC	6,865	76,209
Kingfisher PLC	18,216	71,857
Lloyds Banking Group PLC*	41,654	38,817
Pearson PLC	8,376	147,939
Prudential PLC	4,104	46,513
Reckitt Benckiser Group PLC	3,328	170,948
Reed Elsevier PLC	17,363	150,410
Rio Tinto PLC	562	39,479
Sage Group PLC	86,540	386,079

Scottish & Southern Energy PLC	1,225	24,781
Smiths Group PLC	4,026	83,767
Sportingbet PLC	51,215	40,463
Stagecoach Group PLC	46,779	161,642
Standard Chartered PLC	1,175	30,479
Tesco PLC	14,901	91,075
Tullow Oil PLC	2,453	56,980
Unilever PLC	10,595	322,933
Vedanta Resources PLC	306	11,678
Vodafone Group PLC	143,373	405,948
William Hill PLC	25,422	73,693
Wolseley PLC*	5,277	177,688
Xstrata PLC	1,736	40,576

		3,872,584

United States — 8.93%
ACE Ltd.	900	58,230
Acorda Therapeutics, Inc.*	500	11,600
Aeropostale, Inc.*	500	12,160
Aflac, Inc.	800	42,224
Air Products & Chemicals, Inc.	200	18,036
Alexion Pharmaceuticals, Inc.*	300	29,604
Allergan, Inc.	1,100	78,122
Amazon.com, Inc.*	340	61,244
American Electric Power Co., Inc.	2,400	84,336
Amgen, Inc.*	1,000	53,450
Apollo Group, Inc., Class A*	2,100	87,591
Apple, Inc.*	480	167,256
AT&T, Inc.	2,900	88,740
Autodesk, Inc.*	700	30,877
Avon Products, Inc.	3,500	94,640
Baker Hughes, Inc.	200	14,686
Bank of America Corp.	2,700	35,991
Bank of New York Mellon Corp.	1,900	56,753
Becton Dickinson & Co.	100	7,962
Broadcom Corp., Class A	300	11,814
CareFusion Corp.*	1,000	28,200
Carnival Corp.	1,000	38,360
Celanese Corp., Series A	200	8,874
Citigroup, Inc.*	3,000	13,260
Comcast Corp., Class A	3,400	84,048
Dolby Laboratories, Inc., Class A*	100	4,921
Dow Chemical Co.	400	15,100
EOG Resources, Inc.	200	23,702
Exelon Corp.	1,400	57,736
Exxon Mobil Corp.	1,100	92,543
FedEx Corp.	800	74,840
Fidelity National Information Services, Inc.	1,200	39,228
FirstEnergy Corp.	1,000	37,090
Fortune Brands, Inc.	500	30,945
GameStop Corp., Class A*	1,100	24,772
General Electric Co.	4,200	84,210
Hewlett-Packard Co.	1,700	69,649
Home Depot, Inc.	500	18,530
Illinois Tool Works, Inc.	2,200	118,184
Intel Corp.	600	12,102
Intersil Corp., Class A	1,600	19,920
Johnson & Johnson	500	29,625
JPMorgan Chase & Co.	2,700	124,470
Kroger Co.	1,400	33,558
Marvell Technology Group Ltd.*	600	9,330
Medtronic, Inc.	1,600	62,960
Merck & Co., Inc.	1,200	39,612
Microsoft Corp.	2,800	71,008
Monsanto Co.	600	43,356
Morgan Stanley	1,000	27,320
National Semiconductor Corp.	3,000	43,020
Noble Corp.	1,600	72,992
Omnicom Group, Inc.	900	44,154
PACCAR, Inc.	500	26,175
PepsiCo, Inc.	1,300	83,733
Pfizer, Inc.	2,900	58,899

Pharmasset, Inc.*	400	31,484
Philip Morris International, Inc.	700	45,941
Praxair, Inc.	400	40,640
Principal Financial Group, Inc.	500	16,055
QUALCOMM, Inc.	500	27,415
State Street Corp.	200	8,988
Sunoco, Inc.	700	31,913
Symantec Corp.*	2,500	46,350
Texas Instruments, Inc.	600	20,736
Time Warner, Inc.	300	10,710
Ultra Petroleum Corp.*	2,400	118,200
United Parcel Service, Inc., Class B	100	7,432
UnitedHealth Group, Inc.	100	4,520
US Bancorp	2,300	60,789
Viacom, Inc., Class B	800	37,216
Wal-Mart Stores, Inc.	800	41,640
Wells Fargo & Co.	2,100	66,570

		3,328,341

Total common stocks
(cost — $12,318,649)		13,755,324

Preferred stocks — 1.01%
Germany — 1.01%
Henkel AG & Co KGaA, Preference shares		5,806	359,657
Volkswagen AG, Preference Shares		112	18,166

Total preferred stocks
(cost — $293,442)			377,823

	Number of
	contracts

Options purchased — 0.15%
Call Options — 0.14%
S&P 500 Index, strike @ USD 1,250, expires 05/21/11*		42	50,400

	Face amount
	covered by
	contracts

Put Options — 0.01%
Foreign Exchange Option, Buy AUD/USD, strike @ USD 0.925, expires 07/04/11*	AUD	677,000	0
Foreign Exchange Option, Buy AUD/USD, strike @ USD 0.963, expires 07/06/11*		731,000	3,611
Foreign Exchange Option, Buy AUD/USD, strike @ USD 0.930, expires 05/09/11*		717,000	96

			3,707

	Notional
	amount

Options purchased on interest rate swaps — 0.00%
Expiring 04/15/11. If option exercised the Fund pays monthly floating 28 day MEXIBOR and receives monthly 4.860%. Underlying interest rate swap terminating 04/15/13. European style. Counterparty: Deutsche Bank AG*	MXN	95,250,000	0
Expiring 04/18/11. If option exercised the Fund pays monthly floating 28 day MEXIBOR and receives monthly 4.870%. Underlying interest rate swap terminating 04/16/13. European style. Counterparty: Deutsche Bank AG*		95,250,000	0
Expiring 04/29/11. If option exercised the Fund pays monthly floating 28 day MEXIBOR and receives monthly 4.920%. Underlying interest rate swap terminating 04/29/13. European style. Counterparty: Citigroup Bank*		101,600,000	0
Expiring 05/05/11. If option exercised the Fund pays monthly floating 28 day MEXIBOR and receives monthly 5.160%. Underlying interest rate swap terminating 05/03/13. European style. Counterparty: Deutsche Bank AG*		95,250,000	0

			0

Total options purchased
(cost — $223,960)			54,107

	Shares

Investment companies — 45.52%
UBS U.S. Equity Alpha Relationship Fund*[3]	639,129	7,563,835
UBS U.S. Large Cap Growth Equity Relationship Fund*[3]	658,673	9,407,689

Total investment companies
(cost — $14,268,540)		16,971,524

Short-term investment — 10.42%
Investment company — 10.42%
JPMorgan Liquid Assets Money Market Fund
(cost — $3,884,016)	3,884,016	3,884,016

Total investments — 93.99%
(cost — $30,988,607)		35,042,794
Cash and other assets, less liabilities — 6.01%		2,240,489

Net assets — 100.00%		$37,283,283

Notes to portfolio of investments
Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$4,719,438
Gross unrealized depreciation	(665,251)

Net unrealized appreciation of investments	$4,054,187

*	Non-income producing security.
[1]	Security is illiquid. At March 31, 2011, the value of this security amounted to $31,461 or 0.08% of net assets.
[2]	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. At March 31, 2011, the value of this security amounted to $31,461 or 0.08% of net assets.
[3]	The table below details the Fund’s investments in funds advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Funds.

					Change in net
					unrealized
					appreciation/		Income
		Purchases	Sales	Net realized	(depreciation)		earned from
		during the	during the	gain during	during the		affiliate for
		three months	three months	three months	three months		three months
	Value	ended	ended	ended	ended	Value	ended
Security description	12/31/10	03/31/11	03/31/11	03/31/11	03/31/11	03/31/11	03/31/11

UBS U.S. Equity Alpha Relationship Fund	$7,231,105	$—	$—	$—	$332,730	$7,563,835	$—
UBS U.S. Large Cap Growth Equity Relationship Fund	8,836,817	—	—	—	570,872	9,407,689	—

	$16,067,922	$—	$—	$—	$903,602	$16,971,524	$—

ADR	American depositary receipt
CDI	Chess depository interest
CVA	Dutch certification - depository certificate
MEXIBOR	Mexico Interbank Offered Rate
NPV	No Par Value
Preference shares	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

Currency type abbreviations:
AUD	Australian Dollar
MXN	Mexican Peso
USD	United States Dollar

Forward foreign currency contracts
SMA Relationship Trust — Series A had the following open forward foreign currency contracts as of March 31, 2011:

						Unrealized
	Contracts		In		Maturity	appreciation/
Counterparty	to deliver		exchange for		date	(depreciation)

Barclays Bank PLC	USD	1,100,000	MXN	13,231,213	06/03/11	$6,007
Goldman Sachs International	AUD	1,085,000	NZD	1,452,533	06/03/11	(9,810)
Goldman Sachs International	AUD	1,635,000	USD	1,622,844	06/03/11	(55,239)
Goldman Sachs International	CAD	355,094	USD	365,000	06/03/11	(812)
Goldman Sachs International	EUR	665,000	CAD	900,935	06/03/11	(13,245)
Goldman Sachs International	EUR	525,000	SEK	4,641,158	06/03/11	(10,279)
Goldman Sachs International	NZD	1,490,000	USD	1,088,475	06/03/11	(43,776)
Goldman Sachs International	USD	377,119	AUD	375,000	06/03/11	7,762
JPMorgan Chase Bank	AUD	2,960,000	USD	2,934,230	06/03/11	(103,766)
JPMorgan Chase Bank	CAD	2,115,000	USD	2,134,781	06/03/11	(44,059)
JPMorgan Chase Bank	CHF	1,300,000	USD	1,389,112	06/03/11	(26,702)
JPMorgan Chase Bank	EUR	395,000	PLN	1,584,640	06/03/11	(4,063)
JPMorgan Chase Bank	EUR	8,160,000	USD	11,188,563	06/03/11	(362,733)
JPMorgan Chase Bank	GBP	2,505,000	USD	4,062,777	06/03/11	47,512
JPMorgan Chase Bank	NZD	5,605,000	USD	4,154,642	06/03/11	(104,598)
JPMorgan Chase Bank	TRY	1,685,858	USD	1,075,000	06/03/11	(5,574)
JPMorgan Chase Bank	USD	182,154	CHF	165,000	06/03/11	(2,454)
JPMorgan Chase Bank	USD	370,256	EUR	265,000	06/03/11	4,878
JPMorgan Chase Bank	USD	461,228	EUR	325,000	06/03/11	(1,158)
JPMorgan Chase Bank	USD	1,315,199	JPY	108,456,164	06/03/11	(10,841)
JPMorgan Chase Bank	USD	4,082,643	KRW	4,610,725,000	06/20/11	99,382
JPMorgan Chase Bank	USD	3,341,078	MXN	40,800,000	06/03/11	69,424
JPMorgan Chase Bank	USD	2,666,194	MYR	8,153,853	06/20/11	11,472
JPMorgan Chase Bank	USD	1,418,159	PLN	4,125,000	06/03/11	26,826
JPMorgan Chase Bank	USD	1,566,312	SEK	10,070,000	06/03/11	23,897
JPMorgan Chase Bank	USD	2,604,656	SGD	3,318,915	06/03/11	28,568
JPMorgan Chase Bank	USD	871,426	TRY	1,410,000	06/03/11	32,333
JPMorgan Chase Bank	USD	1,227,275	TWD	35,901,800	06/20/11	(4,311)

Net unrealized depreciation on forward foreign currency contracts						$(445,359)

Currency type abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Great Britain Pound
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	United States Dollar

Futures contracts
SMA Relationship Trust — Series A had the following open futures contracts as of March 31, 2011:

				Unrealized
	Expiration	Cost/		appreciation/
	date	(proceeds)	Value	(depreciation)

US Treasury futures sell contracts:
5 Year US Treasury Notes, 76 contracts (USD)	June 2011	$(8,950,066)	$(8,875,969)	$74,097
Index futures buy contracts:
Amsterdam Exchange Index, 3 contracts (EUR)	April 2011	293,919	309,602	15,683
CAC 40 Euro Index, 12 contracts (EUR)	April 2011	638,433	678,725	40,292
DAX Index, 1 contract (EUR)	June 2011	232,035	250,791	18,756
Dow Jones Euro Stoxx 50 Index, 48 contracts (EUR)	June 2011	1,821,742	1,934,648	112,906
NIKKEI 225 Index, 7 contracts (JPY)	June 2011	884,883	821,351	(63,532)
SPI 200 Index, 3 contracts (AUD)	June 2011	357,220	377,409	20,189
Index futures sell contracts:
FTSE 100 Index, 14 contracts (GBP)	June 2011	(1,285,209)	(1,321,588)	(36,379)
FTSE/MIB Index, 5 contracts (EUR)	June 2011	(730,756)	(756,537)	(25,781)
Hang Seng Stock Index, 2 contracts (HKD)	April 2011	(295,528)	(302,306)	(6,778)
OMX Stockholm 30 Index, 110 contracts (SEK)	April 2011	(1,814,580)	(1,954,047)	(139,467)
S&P 500 Index, 192 contracts (USD)	June 2011	(12,491,088)	(12,681,600)	(190,512)
S&P Toronto Stock Exchange 60 Index, 1 contract (CAD)	June 2011	(161,324)	(166,539)	(5,215)
Interest rate futures buy contracts:
Long Gilt, 30 contracts (GBP)	June 2011	5,668,573	5,638,924	(29,649)
Interest rate futures sell contracts:
10 Year Japanese Bond, 7 contracts (JPY)	June 2011	(11,750,463)	(11,743,809)	6,654

Net unrealized depreciation on futures contracts				$(208,736)

Currency type abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Great Britain Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
SEK	Swedish Krona
USD	United States Dollar

Options written
SMA Relationship Trust — Series A had the following open options written as of March 31, 2011:

	Expiration	Premiums
	date	received	Value

Call options
Foreign Exchange Option, Sell AUD/USD, AUD 677,000 face amount covered by contracts, strike @ USD 1.019	April 2011	$7,456	$(10,872)
Foreign Exchange Option, Sell AUD/USD, AUD 731,000 face amount covered by contracts, strike @ USD 1.034	June 2011	7,404	(12,034)
Foreign Exchange Option, Sell AUD/USD, AUD 717,000 face amount covered by contracts, strike @ USD 1.003	May 2011	10,548	(23,112)
Put options
S&P 500 Index, 42 contracts, strike @ USD 1,125	May 2011	41,874	(11,340)

Total options written		$67,282	$(57,358)

Currency type abbreviations:
AUD	Australian Dollar
USD	United States Dollar

Written option activity for the period ended March 31, 2011 for SMA Relationship Trust — Series A was as follows:

	Number of	Amount of
	contracts	premium received

Options outstanding at December 31, 2010	—	$—
Options written	42	41,874
Options terminated in closing purchase transactions	—	—
Options expired prior to exercise	—	—

Options outstanding at March 31, 2011	42	$41,874

Swaption and foreign exchange option activity for the period ended March 31, 2011 for SMA Relationship Trust — Series A was as follows:

Swaptions and Foreign exchange options outstanding at December 31, 2010	$161,903
Swaptions and Foreign exchange options written	25,408
Swaptions and Foreign exchange options terminated in closing purchase transactions	(145,325)
Swaptions and Foreign exchange options expired prior to exercise	(16,578)

Swaptions and Foreign exchange options outstanding at March 31, 2011	$25,408

Swap agreements
SMA Relationship Trust — Series A had an outstanding interest rate swap agreement with the following terms as of March 31, 2011:

Upfront
					Payments	payments
			Termination	Payments made	received by	(made)/		Unrealized
Counterparty	Notional amount		date	by the Fund[1]	the Fund[1,2]	received	Value	appreciation

Goldman Sachs International	CHF	6,400,000	03/28/13	0.8150%	0.2400%	$—	$8,169	$8,169

[1]	Payments made or received are based on the notional amount.
[2]	Rate based on 6 month LIBOR (CHF BBA).

BBA	British Banker’s Association
LIBOR	London Interbank Offered Rate

Currency type abbreviation:
CHF	Swiss Franc

SMA Relationship Trust — Series A had outstanding credit default swap agreements with the following terms as of March 31, 2011:

Credit default swaps on credit indices — sell protection1

Counterparty—Deutsche Bank AG:

				Payments
			Payments	received	Upfront
		Termination	made by	by the	payments		Unrealized
Notional amount		date	the Fund[2]	Fund[3]	received	Value	appreciation	Credit spread[4]

USD	400,000	06/20/15	—	5.0000%	$4,722	$20,448	$25,170	3.6930%
USD	2,600,000	06/20/15	—	5.0000	45,681	132,914	178,595	3.6930

					$50,403	$153,362	$203,765

[1]	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligaiton or underlying securities comprising the referenced index.
[2]	Payment to the counterparty will be made upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the Dow Jones CDX.NA.HY Series 14 Index.
[3]	Payments received are based on the notional amount.
[4]	Credit spreads, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event occurring for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity.

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund’s investments:

Measurements at 03/31/11

	Unadjusted quoted
	prices in active
	markets for	Other significant	Unobservable
	identical investments	observable inputs	inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common stocks	$13,723,863	$31,461	$—	$13,755,324
Preferred stocks	377,823	—	—	377,823
Options purchased	50,400	3,707	—	54,107
Investment companies	—	16,971,524	—	16,971,524
Short-term investment	—	3,884,016	—	3,884,016
Other financial instruments[1]	(220,076)	(329,846)	—	(549,922)

Total	$13,932,010	$20,560,862	$—	$34,492,872

[1]	Other financial instruments include open futures contracts, swap agreements, options written and forward foreign currency contracts.

SMA Relationship Trust — Series M

Summary of municipal securities by state (unaudited)
As a percentage of net assets
As of March 31, 2011

Long-term municipal bonds
Alabama	1.93%
Arizona	1.00
California	7.01
Connecticut	0.13
Florida	4.80
Georgia	1.58
Illinois	8.23
Indiana	0.90
Kentucky	4.47
Louisiana	1.41
Maryland	1.30
Massachusetts	10.69
Michigan	2.00
Minnesota	1.01
Missouri	0.45
New Jersey	2.88
New York	5.40
North Carolina	7.49
Ohio	1.54
Oregon	1.55
Pennsylvania	1.18
South Carolina	4.94
Tennessee	1.29
Texas	9.48
Washington	8.89
Wisconsin	7.18

Total long-term municipal bonds	98.73
Total short-term investment	0.01

Total investments	98.74
Cash and other assets, less liabilities	1.26

Net assets	100.00%

SMA Relationship Trust — Series M
Portfolio of Investments — March 31, 2011 (unaudited)

	Face
Security description	amount	Value

Long-term municipal bonds — 98.73%
Alabama — 1.93%
Alabama Public School & College Authority Revenue Bonds, Series B, 5.000%, due 05/01/14	$4,000,000	$4,441,600

Arizona — 1.00%
Salt River Project Agricultural Improvement & Power District Revenue Bonds, Series A, 5.125%, due 01/01/27	2,285,000	2,310,226

California — 7.01%
California Pollution Control Financing Authority Revenue Bonds, Series E, 0.130%, due 11/01/26[1]	2,800,000	2,800,000
California State Department of Water Resources Revenue Bonds,
Series L,
5.000%, due 05/01/15	5,000,000	5,614,750
5.000%, due 05/01/18	5,000,000	5,612,400
Series AE,
5.000%, due 12/01/28	2,000,000	2,077,940

		16,105,090

Connecticut — 0.13%
Connecticut State Health & Educational Facility Authority Revenue Bonds, Series V-1, 0.100%, due 07/01/36[1]	300,000	300,000

Florida — 4.80%
Florida State Board of Education, GO, Series A, 5.000%, due 06/01/19	4,250,000	4,783,120
5.000%, due 06/01/24	3,000,000	3,219,360
Jea Florida Water And Sewer System Revenue, Series D, 5.000%, due 10/01/18	2,725,000	3,037,857

		11,040,337

Georgia — 1.58%
City of Atlanta GA Revenue Bonds, Series B, 5.000%, due 01/01/20	3,500,000	3,640,595

Illinois — 8.23%
Railsplitter Tobacco Settlement Authority Revenue Bonds, 5.000%, due 06/01/18	8,000,000	8,105,200
State of Illinois, GO, NATL-RE, 5.000%, due 09/01/13	2,885,000	3,033,837
5.000%, due 01/01/16	7,430,000	7,780,845

		18,919,882

Indiana — 0.90%
Indiana Health & Educational Facilities Financing Authority Hospital Revenue Bonds, Series B, 5.000%, due 02/15/17	2,000,000	2,058,100

Kentucky — 4.47%
Kentucky State Property & Building Commission Revenue Bonds, NATL-RE, FGIC, 5.000%, due 11/01/19	2,000,000	2,153,780
5.000%, due 11/01/21	2,635,000	2,777,211
5.375%, due 11/01/23	5,000,000	5,337,150

		10,268,141

Louisiana — 1.41%
City of New Orleans LA, GO, AGC-ICC, FGIC, 5.500%, due 12/01/21	3,010,000	3,252,185

Maryland — 1.30%
State of Maryland, GO, Series C, 5.000%, due 11/01/16	2,575,000	2,991,918

Massachusetts — 10.69%
Massachusetts Development Finance Agency Revenue Bonds, 5.250%, due 10/15/29	4,350,000	4,727,276
Massachusetts Health & Educational Facilities Authority Revenue Bonds, Series A, 5.500%, due 11/15/36	12,000,000	12,702,960
Massachusetts State Department of Transportation Revenue Bonds, Series B, 5.000%, due 01/01/14	4,000,000	4,331,720
Massachusetts State Water Pollution Abatement Revenue Bonds, Series A, 5.250%, due 08/01/19	2,395,000	2,800,976

		24,562,932

Michigan — 2.00%
University of Michigan Revenue Bonds, Series A, 0.110%, due 12/01/35[1]	4,600,000	4,600,000

Minnesota — 1.01%
State of Minnesota, GO, Series E, 5.000%, due 08/01/19	2,000,000	2,311,900

Missouri — 0.45%
University of Missouri Revenue Bonds, Series A, 5.000%, due 11/01/26	1,000,000	1,039,340

New Jersey — 2.88%
State of New Jersey, GO, Series Q, 5.000%, due 08/15/19	6,000,000	6,616,440

New York — 5.40%
New York City Municipal Water Finance Authority Revenue Bonds, Series F-1, 0.220%, due 06/15/33[1]	7,100,000	7,100,000
New York State Dormitory Auth. Revenue Bonds, Series E, 5.000%, due 02/15/25	5,000,000	5,304,900

		12,404,900

North Carolina — 7.49%
North Carolina Eastern Municipal Power Agency Power Systems Revenue Bonds, Series A, AMBAC, 5.000%, due 01/01/16	5,800,000	6,420,716
Series A,
5.000%, due 01/01/21	4,045,000	4,288,145
6.400%, due 01/01/21[2]	1,090,000	1,313,810
State of North Carolina, GO, Series A, 5.000%, due 03/01/17	4,480,000	5,187,347

		17,210,018

Ohio — 1.54%
State of Ohio, GO, Series C, 5.000%, due 09/15/19	3,150,000	3,548,696

Oregon — 1.55%
Portland Community College District GO, 5.000%, due 06/15/25	3,340,000	3,557,300

Pennsylvania — 1.18%
City of Philadelphia Revenue Bonds, Series A, 5.000%, due 06/15/14	2,500,000	2,721,100

South Carolina — 4.94%
State of South Carolina, GO, 5.000%, due 03/01/15	10,000,000	11,348,400

Tennessee — 1.29%
State of Tennessee, GO, Series C, 5.000%, due 05/01/27	2,795,000	2,964,070

Texas — 9.48%
North East Independent School District, GO, Series A, PSF-GTD, 5.000%, due 08/01/27	5,000,000	5,242,800
San Antonio Electric & Gas Revenue Bonds, 5.000%, due 02/01/19	2,875,000	3,104,684
Texas State Transportation Commission Revenue Bonds, Series A, 5.000%, due 04/01/20	7,105,000	7,675,531
University of Texas Revenue Bonds, Series B, 5.000%, due 07/01/20	5,000,000	5,767,350

		21,790,365

Washington — 8.89%
Energy Northwest Revenue Bonds, Series A, 5.000%, due 07/01/22	5,000,000	5,520,800
5.000%, due 07/01/23	4,000,000	4,224,320
5.000%, due 07/01/24	5,000,000	5,247,650
State of Washington, GO, Series R, 5.000%, due 07/01/23	5,000,000	5,439,550

		20,432,320

Wisconsin — 7.18%
State of Wisconsin Revenue Bonds, Series A, State Appropriation, 5.750%, due 05/01/29	2,000,000	2,132,860
5.750%, due 05/01/33	8,680,000	9,078,759
6.000%, due 05/01/36	5,000,000	5,298,200

		16,509,819

Total long-term municipal bonds (cost — $228,256,759)		226,945,674

	Shares

Short-term investment — 0.01%
Investment company — 0.01%
JPMorgan Tax Free Money Market Fund, (cost — $23,189)	23,189	23,189

Total investments — 98.74% (cost — $228,279,948)		226,968,863
Cash and other assets, less liabilities — 1.26%		2,907,399

Net assets — 100.00%		$229,876,262

Notes to portfolio of investments
Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$1,849,205
Gross unrealized depreciation	(3,160,290)

Net unrealized depreciation of investments	$(1,311,085)

[1]	Variable or floating rate security. The interest rate shown is the current rate as of March 31, 2011 and changes periodically.
[2]	Security is prerefunded or escrowed to maturity. The maturity date shown is the earlier reset date or the date of the prerefunded call.

AGC-ICC	Agency Insured Custody Certificate.
AMBAC	American Municipal Bond Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation
NATL-RE	National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund’s investments:

Measurements at 03/31/11

	Unadjusted quoted
	prices in active
	markets for	Other significant	Unobservable
	identical investments	observable inputs	inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Municipal bonds	$—	$226,945,674	$—	$226,945,674
Short-term investment	—	23,189	—	23,189

Total	$—	$226,968,863	$—	$226,968,863

SMA Relationship Trust — Series T

Industry diversification (unaudited)1
As a percentage of net assets As of March 31, 2011

Bonds
Corporate bonds
Beverages	0.24%
Biotechnology	0.12
Building products	0.35
Capital markets	0.48
Chemicals	0.13
Commercial banks	4.15
Commercial services & supplies	0.12
Consumer finance	0.80
Diversified financial services	2.41
Diversified telecommunication services	0.45
Electric utilities	0.66
Energy equipment & services	0.21
Food products	0.69
Health care providers & services	0.68
Household durables	0.09
Household products	0.21
Insurance	1.33
Leisure equipment & products	0.12
Media	1.23
Metals & mining	0.33
Multi-utilities	0.10
Oil, gas & consumable fuels	1.94
Paper & forest products	0.16
Pharmaceuticals	0.20
Real estate investment trust (REIT)	0.43
Tobacco	0.26
Wireless telecommunication services	0.58

Total corporate bonds	18.47
Asset-backed securities	1.31
Commercial mortgage-backed securities	10.19
Mortgage & agency debt securities	50.45
Municipal bonds	1.15
US government obligations	5.64
Supranational bond	0.31

Total bonds	87.52
Investment companies
UBS Credit Bond Relationship Fund	5.32
UBS High Yield Relationship Fund	4.40
UBS Opportunistic Emerging Markets Debt Relationship Fund	1.71

Total investment companies	11.43
Short-term investment	11.09

Total investments	110.04
Liabilities, in excess of cash and other assets	(10.04)

Net assets	100.00%

[1]	Figures represent the industry breakdown of direct investments of SMA Relationship Trust — Series T. Figures would be different if a breakdown of the underlying investment companies’ industry diversification was included.

SMA Relationship Trust — Series T
Portfolio of Investments — March 31, 2011 (unaudited)

	Face
Security description	amount	Value

Bonds — 87.52%
Corporate bonds — 18.47%
Canada — 0.22%
Cenovus Energy, Inc., 4.500%, due 09/15/14	$245,000	$263,077

Brazil — 0.20%
Petrobras International Finance Co., 5.375%, due 01/27/21	240,000	240,724

Cayman Islands — 0.39%
Transocean, Inc., 6.800%, due 03/15/38	240,000	252,304
Vale Overseas Ltd., 4.625%, due 09/15/20	210,000	204,833

Total Cayman Islands corporate bonds		457,137

Ireland — 0.73%
The Governor & Co. of the Bank of Ireland, 2.750%, due 03/02/12[1]	900,000	855,023

Luxembourg — 0.36%
Covidien International Finance SA, 4.200%, due 06/15/20	290,000	287,714
Telecom Italia Capital SA, 6.375%, due 11/15/33	146,000	137,783

Total Luxembourg corporate bonds		425,497

Mexico — 0.22%
America Movil SAB de CV, 5.000%, due 03/30/20	250,000	257,774

Netherlands — 0.14%
Siemens Financieringsmaatschappij NV, 6.125%, due 08/17/26[1]	145,000	163,440

Netherlands Antilles — 0.20%
Teva Pharmaceutical Finance II BV, 3.000%, due 06/15/15	230,000	232,248

South Africa — 0.15%
AngloGold Ashanti Holdings PLC, 5.375%, due 04/15/20	180,000	182,580

United Kingdom — 0.75%
Barclays Bank PLC, 5.140%, due 10/14/20	105,000	99,363
BP Capital Markets PLC, 3.875%, due 03/10/15	285,000	295,935
Lloyds TSB Bank PLC, 6.375%, due 01/21/21	320,000	333,471
Royal Bank of Scotland PLC, 5.625%, due 08/24/20	160,000	159,655

Total United Kingdom corporate bonds		888,424

United States — 15.11%
Allied Waste North America, Inc., 6.875%, due 06/01/17	130,000	141,700
Altria Group, Inc., 9.950%, due 11/10/38	110,000	153,428
American International Group, Inc., 6.400%, due 12/15/20	120,000	128,075
Anheuser-Busch InBev Worldwide, Inc., 4.125%, due 01/15/15	270,000	285,189
Appalachian Power Co., 4.600%, due 03/30/21	320,000	315,366
Bank of America Corp., 5.875%, due 01/05/21	105,000	109,639
6.500%, due 08/01/16	595,000	658,441
Bunge Ltd. Finance Corp., 4.100%, due 03/15/16	330,000	330,821
Cellco Partnership, 8.500%, due 11/15/18	165,000	211,994

CIT Group, Inc.,
7.000%, due 05/01/16	590,000	590,738
Citigroup, Inc.,
8.500%, due 05/22/19	265,000	326,977
Comcast Corp.,
6.300%, due 11/15/17	385,000	434,760
Developers Diversified Realty Corp.,
7.875%, due 09/01/20	445,000	510,256
DirecTV Holdings LLC,
6.000%, due 08/15/40	155,000	148,440
7.625%, due 05/15/16	265,000	292,163
Dow Chemical Co.,
4.250%, due 11/15/20	155,000	148,030
Duke Energy Carolinas LLC,
5.100%, due 04/15/18	105,000	114,674
ERAC USA Finance Co.,
2.750%, due 07/01/13[1]	290,000	293,582
Ford Motor Credit Co. LLC,
5.750%, due 02/01/21	440,000	434,499
7.800%, due 06/01/12	480,000	508,953
Fortune Brands, Inc.,
5.375%, due 01/15/16	95,000	100,878
6.375%, due 06/15/14	225,000	246,753
General Electric Capital Corp.,
6.000%, due 08/07/19	690,000	753,319
Georgia-Pacific LLC,
5.400%, due 11/01/20[1]	185,000	182,683
Hasbro, Inc.,
6.350%, due 03/15/40	140,000	140,363
International Lease Finance Corp.,
7.125%, due 09/01/18[1]	160,000	171,920
JP Morgan Chase Capital XXII, Series V,
6.450%, due 02/02/37	200,000	201,280
JPMorgan Chase & Co.,
3.450%, due 03/01/16	400,000	398,572
4.250%, due 10/15/20	360,000	344,056
4.400%, due 07/22/20	350,000	338,224
Kinder Morgan Energy Partners LP,
5.800%, due 03/15/35	205,000	195,813
6.375%, due 03/01/41	375,000	378,237
Kraft Foods, Inc.,
6.500%, due 02/09/40	180,000	192,255
Laboratory Corp of America Holdings,
4.625%, due 11/15/20	205,000	205,228
Life Technologies Corp.,
6.000%, due 03/01/20	135,000	145,404
McKesson Corp.,
4.750%, due 03/01/21	300,000	304,249
Merrill Lynch & Co., Inc.,
6.875%, due 04/25/18	330,000	366,528
MetLife, Inc.,
6.400%, due 12/15/36	425,000	409,317
MidAmerican Energy Holding Co.,
5.950%, due 05/15/37	130,000	134,055
Morgan Stanley,
5.500%, due 01/26/20	1,015,000	1,019,416
5.625%, due 09/23/19	200,000	204,267
5.750%, due 01/25/21	240,000	242,231
Motiva Enterprises LLC,
5.750%, due 01/15/20[1]	155,000	169,453
Mutual of Omaha Insurance Co.,
6.800%, due 06/15/36[1]	365,000	369,364
Nationwide Mutual Insurance Co.,
9.375%, due 08/15/39[1]	165,000	200,657
NBC Universal, Inc.,
5.950%, due 04/01/41[1]	190,000	182,071
NuStar Logistics LP,
7.650%, due 04/15/18	185,000	215,988
Oncor Electric Delivery Co. LLC,
6.800%, due 09/01/18	185,000	210,862
Owens Corning,
6.500%, due 12/01/16	375,000	408,300

Prudential Financial, Inc.,
4.500%, due 11/15/20	30,000	29,385
Series D,
7.375%, due 06/15/19	370,000	434,423
Qwest Corp.,
7.625%, due 06/15/15	340,000	391,000
Reynolds American, Inc.,
7.625%, due 06/01/16	125,000	148,557
Sempra Energy,
9.800%, due 02/15/19	100,000	132,767
Southern Natural Gas Co.,
8.000%, due 03/01/32	290,000	353,873
SunTrust Bank,
7.250%, due 03/15/18	270,000	306,890
Time Warner Cable, Inc.,
6.750%, due 07/01/18	280,000	318,086
Time Warner, Inc.,
6.100%, due 07/15/40	70,000	68,516
Verizon Communications, Inc.,
6.100%, due 04/15/18	190,000	212,947
Wells Fargo & Co.,
3.676%, due 06/15/16	360,000	362,128
Williams Partners LP,
4.125%, due 11/15/20	25,000	23,797
6.300%, due 04/15/40	145,000	150,576
WM Wrigley Jr. Co.,
3.700%, due 06/30/14[1]	285,000	291,498

Total United States corporate bonds		17,793,911

Total corporate bonds (cost — $21,448,580)		21,759,835

Asset-backed securities — 1.31%
United States — 1.31%
Citibank Credit Card Issuance Trust, Series 2006-C1, Class C1, 0.654%, due 02/20/15[2]	575,000	567,494
Series 2008-C6, Class C6, 6.300%, due 06/20/14	925,000	977,333

Total asset-backed securities (cost — $1,503,067)		1,544,827

Commercial mortgage-backed securities — 10.19%
United States — 10.19%
Banc of America Commercial Mortgage, Inc., Series 2007-2, Class AM, 5.836%, due 04/10/49[2]	375,000	368,278
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class AM, 5.243%, due 12/11/38	210,000	211,332
FDIC Structured Sale Guaranteed Notes,
Series 2010-C1, Class A,
2.980%, due 12/06/20[1]	1,215,614	1,212,681
GE Capital Commercial Mortgage Corp.,
Series 2007-C1, Class A4,
5.543%, due 12/10/49	1,000,000	1,041,840
Series 2007-C1, Class AM,
5.606%, due 12/10/49	650,000	610,920
Greenwich Capital Commercial Funding Corp.,
Series 2007-GG9, Class AM,
5.475%, due 03/10/39	825,000	820,585
Series 2007-GG11, Class A4,
5.736%, due 12/10/49	875,000	925,491
GS Mortgage Securities Corp. II,
Series 2006-RR2, Class H,
5.633%, due 06/23/46[1,2]	3,991,000	0
Series 2007-GG10, Class A4,
5.808%, due 08/10/45[2]	715,000	759,141

JP Morgan Chase Commercial Mortgage
Securities Corp.,
Series 2006-CB17, Class AM,
5.464%, due 12/12/43	325,000	327,362
Series 2006-LDP7, Class AM,
6.061%, due 04/15/45[2]	575,000	594,164
Series 2007-LD11, Class A4,
6.005%, due 06/15/49[2]	1,050,000	1,124,566
Morgan Stanley Dean Witter Capital I,
Series 2002-IQ3, Class B,
5.240%, due 09/15/37	400,000	410,580
Morgan Stanley Re-REMIC Trust,
Series 2009-GG10, Class A4B,
5.808%, due 08/12/45[1,2]	1,200,000	1,229,081
TrizecHahn Office Properties,
Series 2001-TZHA, Class B4,
6.718%, due 05/15/16[1]	402,419	403,831
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C27, Class A3,
5.765%, due 07/15/45	1,820,000	1,969,748

Total commercial mortgage-backed securities (cost — $13,962,155)		12,009,600

Mortgage & agency debt securities — 50.45%
United Kingdom — 0.83%
Holmes Master Issuer PLC,
Series 2011-1A, Class A2,
1.641%, due 10/15/54[1,2]	975,000	974,996

United States — 49.62%
Banc of America Funding Corp.,
Series 2006-I, Class SB2,
3.407%, due 12/20/36[2,3]	1,008,284	32,668
Series 2007-2, Class B1,
6.066%, due 03/25/37[2,3]	3,401,385	340
Credit Suisse Mortgage Capital Certificates,
Series 2006-4, Class CB1,
5.571%, due 05/25/36[2]	1,439,111	133,752
Federal Home Loan Mortgage Corp. Gold Pools,[4]
#G13223, 4.000%, due 05/01/23	1,887,925	1,945,448
#A96140, 4.000%, due 01/01/41	722,768	710,704
#G04437, 5.000%, due 08/01/37	692,544	724,160
#G02922, 5.500%, due 04/01/37	488,346	525,955
#G05267, 5.500%, due 12/01/38	3,829,476	4,088,494
#G06381, 5.500%, due 08/01/40	1,625,000	1,739,990
#C56030, 6.000%, due 03/01/31	14,694	16,166
#G06019, 6.000%, due 10/01/36	558,525	612,883
#C55783, 6.500%, due 01/01/29	128,160	144,839
#G00194, 7.500%, due 02/01/24	175,039	201,440
#C00410, 8.000%, due 07/01/25	66,118	77,946
#C37436, 8.000%, due 01/01/30	21,475	25,350
Federal National Mortgage Association Pools,[4]
#AE8715, 4.000%, due 11/01/40	925,000	911,185
#AH1130, 4.000%, due 01/01/41	1,642,720	1,618,185
#AH1560, 4.000%, due 01/01/41	1,741,273	1,715,266
#AH2800, 4.000%, due 01/01/41	3,290,184	3,241,043
#AH3347, 4.000%, due 01/01/41	4,399,999	4,334,282
#AE4456, 4.000%, due 02/01/41	1,550,000	1,526,850
#971036, 4.500%, due 02/01/39	1,834,613	1,871,356
#AC2174, 4.500%, due 07/01/39	1,225,000	1,248,385
#AD8529, 4.500%, due 08/01/40	1,975,000	2,012,703
#AH8643, 4.500%, due 04/01/41	3,375,000	3,442,593
#MA0693, 4.500%, due 04/01/41	3,675,000	3,744,624
5.000%, TBA	6,625,000	6,930,373
#975213, 5.000%, due 03/01/38	1,048,013	1,098,024
#975375, 5.000%, due 06/01/38	693,227	726,308
#890209, 5.000%, due 05/01/40	44,903	47,032
#AD9114, 5.000%, due 07/01/40	1,657,294	1,739,998
5.500%, TBA	950,000	1,015,906
#244450, 5.500%, due 11/01/23	62,188	66,892
#555591, 5.500%, due 07/01/33	1,232,769	1,327,470
#962129, 5.500%, due 03/01/38	329,900	353,181
6.000%, TBA	600,000	652,500
#708631, 6.000%, due 06/01/33	48,898	54,668
#901999, 6.000%, due 11/01/36	407,735	445,379
#918098, 6.000%, due 05/01/37	1,604,573	1,748,203

#AE0405, 6.000%, due 08/01/37	786,298	863,941
#990686, 6.000%, due 09/01/38	212,896	231,886
#872912, 6.500%, due 06/01/36	1,777,280	1,998,296
#675469, 7.000%, due 04/01/18	42,926	44,921
#253824, 7.000%, due 03/01/31	23,554	27,121
Federal National Mortgage Association Pools Re-REMIC,
Series 2005-29, Class KA,
4.500%, due 02/25/35[4]	620,362	652,888
First Horizon Asset Securities, Inc.,
Series 2004-FL1, Class 1A1,
0.520%, due 02/25/35[2]	245,978	199,078
GMAC Mortgage Corp. Loan Trust,
Series 1982, Class 7,
11.625%, due 10/01/12[3,5]	1,430	1,430
Government National Mortgage Association Pools,
#701813, 4.500%, due 04/15/39	863,413	892,328
#G2 2687, 6.000%, due 12/20/28	36,379	39,916
#495814, 6.000%, due 01/15/29	32,423	35,875
#G2 508540, 6.000%, due 02/20/34	420,487	463,518
#486873, 6.500%, due 01/15/29	16,266	18,422
#338523, 8.000%, due 12/15/22	3,734	4,356
#780339, 8.000%, due 12/15/23	27,753	32,370
Merrill Lynch Mortgage Investors, Inc.,
Series 2006-F1, Class M1,
6.000%, due 04/25/36[3]	3,499,915	75,598
Washington Mutual MSC Mortgage Pass-Through Certificates,
Series 2002-MS6, Class 3A1,
6.500%, due 09/25/32	13,920	14,530

Total United States mortgage & agency debt securities		58,449,015

Total mortgage & agency debt securities (cost — $66,743,620)		59,424,011

Municipal bonds — 1.15%
Chicago Transit Authority,
Series 2008-A, 6.899%, due 12/01/40	190,000	186,969
Illinois State Taxable Pension,
Series 2003,
5.100%, due 06/01/33	395,000	319,488
Los Angeles Unified School District,
Series 2010,
6.758%, due 07/01/34	350,000	366,310
New York State Urban Development Corp. Revenue Bonds, 5.770%, due 03/15/39	155,000	156,070
State of California General Obligation Bonds, Series 2009, 7.300%, due 10/01/39	310,000	328,997

Total municipal bonds (cost — $1,374,440)		1,357,834

US government obligations — 5.64%
US Treasury Bond, 4.250%, due 11/15/40	900,000	860,766
US Treasury Notes,
0.625%, due 02/28/13	2,750,000	2,743,232
3.625%, due 02/15/21	3,000,000	3,042,657

Total US government obligations (cost — $6,665,087)		6,646,655

Supranational bond — 0.31%
European Investment Bank, 1.250%, due 09/17/13 (cost — $358,769)	360,000	360,476

Total bonds (cost — $112,055,718)		103,103,238

	Shares

Investment companies – 11.43%
UBS Credit Bond Relationship Fund*[6]	437,415	6,266,544
UBS High Yield Relationship Fund*[6]	187,944	5,181,606
UBS Opportunistic Emerging Markets Debt Relationship Fund*[6]	118,773	2,011,109

Total investment companies (cost — $11,911,922)		13,459,259

Short-term investment — 11.09%
Investment company — 11.09%
JPMorgan Liquid Assets Money Market Fund, (cost — $13,064,215)	13,064,215	13,064,215

Total investments — 110.04% (cost — $137,031,855)		129,626,712
Liabilities, in excess of cash and other assets — (10.04)%		(11,828,628)

Net assets — 100.00%		$117,798,084

Notes to portfolio of investments
Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$3,727,799
Gross unrealized depreciation	(11,132,942)

Net unrealized depreciation of investments	$(7,405,143)

*	Non-income producing security.
[1]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2011, the value of these securities amounted to $6,700,280 or 5.69% of net assets.
[2]	Variable or floating rate security. The interest rate shown is the current rate as of March 31, 2011 and changes periodically.
[3]	Security is illiquid. At March 31, 2011, the value of these securities amounted to $110,036 or 0.09% of net assets.
[4]	On September 7, 2008, the Federal Housing Finance Agency placed the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.
[5]	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. At March 31, 2011, the value of this security amounted to $1,430 or 0.00% of net assets.
[6]	The table below details the Fund’s investments in funds that is advised by the same advisor as the Fund. The advisor does not earn a management fee from UBS Relationship Fund.
					Change in
					net unrealized
					appreciation/		Income
		Purchases	Sales	Net realized	(depreciation)		earned from
		during the	during the	gain during	during the		affiliate for
		three months	three months	three months	three months		three months
	Value	ended	ended	ended	ended	Value	ended
Security description	12/31/10	03/31/11	03/31/11	03/31/11	03/31/11	03/31/11	03/31/11

UBS Credit Bond Relationship Fund	$6,198,526	$—	$—	$—	$68,018	$6,266,544	$—
UBS High Yield Relationship Fund	2,860,046	4,150,000	2,000,000	352,240	(180,680)	5,181,606	—
UBS Opportunistic Emerging Markets Debt Relationship Fund	1,972,531	—	—	—	38,578	2,011,109	—

	$11,031,103	$4,150,000	$2,000,000	$352,240	$(74,084)	$13,459,259	$—

GE	General Electric
GMAC	General Motors Acceptance Corp.
GO	General Obligation
GS	Goldman Sachs
REIT	Real estate investment trust
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
TBA	(To be announced) Security is purchased on a forward commitment basis with an approximate principal amount (generally +/-1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement, when the specific mortgage pools are assigned.

Forward foreign currency contracts
SMA Relationship Trust — Series T had the following open forward foreign currency contracts as of March 31, 2011:

						Unrealized
	Contracts to				Maturity	appreciation/
Counterparty	deliver		In exchange for		date	(depreciation)

JPMorgan Chase Bank	EUR	2,395,000	USD	3,208,215	04/18/11	$(185,197)
JPMorgan Chase Bank	USD	3,243,393	EUR	2,395,000	04/18/11	150,019

Net unrealized depreciation on forward foreign currency contracts						$(35,178)

Currency type abbreviations:
EUR     Euro
USD     United States Dollar

Futures contracts
SMA Relationship Trust — Series T had the following open futures contracts as of March 31, 2011:

	Expiration			Unrealized
	date	Proceeds	Value	appreciation

US Treasury futures sell contracts:
5 Year US Treasury Notes, 90 contracts (USD)	June 2011	$(10,636,031)	$(10,511,016)	$125,015

Currency type abbreviation:
USD     United States Dollar

SMA Relationship Trust — Series T had an outstanding credit default swap agreement with the following terms as of March 31, 2011:

Credit default swaps on corporate issues — buy protection1

			Termination	Payments made	Payments received	Upfront payments		Unrealized
Counterparty	Notional amount		date	by the Fund[2]	by the Fund[3]	received	Value	depreciation

Deutsche Bank AG	USD	1,135,000	03/20/14	1.0000%	—	$9,876	$(12,712)	$(2,836)

[1]
If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]	Payments made are based on the notional amount.
[3]	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Motorola Solutions Inc. 6.500% bond, due 09/01/25.

Currency type abbreviation:
USD     United States Dollar

SMA Relationship Trust — Series T had an outstanding credit default swap agreement with the following terms as of March 31, 2011:

Credit default swaps on corporate issues — sell protection1

			Termination	Payments made	Payments received	Upfront payments		Unrealized	Credit
Counterparty	Notional amount		date	by the Fund[2]	by the Fund[3]	received	Value	appreciation	spread[4]

Deutsche Bank AG	USD	750,000	03/20/16	—	1.0000%	$13,415	$(7,548)	$5,867	1.2210%

[1]	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
[2]	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Motorola Solutions Inc. 6.500% bond, due 09/01/25.
[3]	Payments received are based on the notional amount.
[4]	Credit spreads, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event occurring for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity.

Currency type abbreviation:
USD     United States Dollar

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund’s investments:

Measurements at 03/31/11

	Unadjusted quoted
	prices in active
	markets for	Other significant	Unobservable
	identical investments	observable inputs	inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Corporate bonds	$—	$21,759,835	$—	$21,759,835
Asset-backed securities	—	1,544,827	—	1,544,827
Commercial mortgage-backed securities	—	12,009,600	—	12,009,600
Mortgage & agency debt securities	—	59,422,581	1,430	59,424,011
Municipal bonds	—	1,357,834	—	1,357,834
US government obligations	—	6,646,655	—	6,646,655
Supranational bond	—	360,476	—	360,476
Investment companies	—	13,459,259	—	13,459,259
Short-term investment	—	13,064,215	—	13,064,215
Other financial instruments[1]	125,015	(55,438)	—	69,577

Total	$125,015	$129,569,844	$1,430	$129,696,289

[1]	Other financial instruments include futures contracts, forward foreign currency contracts and swap agreements.

Level 3 rollforward disclosure
The following is a rollforward of the Fund’s investments that were valued using unobservable inputs for the period:

Measurments using unobservable inputs (Level 3)

Mortgage & agency debt		Total

Assets
Beginning balance	$1,632	$1,632
Purchases	—	—
Issuances	—	—
Sales	(202)	(202)
Settlements	—	—
Accrued discounts (premiums)	—	—
Total realized gain (loss)	10	10
Net change in unrealized appreciation/depreciation	(10)	(10)
Net transfers into Level 3	—	—
Net transfers out of Level 3	—	—

Ending balance	$1,430	$1,430

The change in unrealized appreciation/depreciation relating to the Level 3 investments held at March 31, 2011 was $(10).

Valuation of investments: Each Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Funds normally obtain market values for their securities and other instruments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities or instruments. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities or instruments. Securities and other instruments also may be valued based on appraisals derived from information concerning the security or instrument or similar securities or instruments received from recognized dealers in those holdings. Securities and instruments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Securities and instruments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities or instruments are traded on more than one exchange, the securities or instruments are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. (“UBS Global AM” or the “Advisor”), the investment advisor of the Funds. If a market value is not readily available from an independent pricing source for a particular security or instrument, that security or instrument is valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”). Various factors may be reviewed in order to make a good faith determination of a security’s or instrument’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the securities or instruments; and the evaluation of forces which influence the market in which the securities or instruments are purchased and sold. Foreign currency exchange rates are generally determined as of the close of the New York Stock Exchange (”NYSE”).

Certain securities or instruments in which the Funds invest are traded in markets that close before 4:00 p.m. Eastern Time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m. Eastern Time will not be reflected in the Fund’s net asset value. However, if any of the Funds determine that such developments are so significant that they will materially affect the value of the Fund’s securities or instruments, the Fund may adjust the previous closing prices to reflect what the Board believes to be the fair value of these securities or instruments as of 4:00 p.m. Eastern Time.

Certain Funds may use a systematic fair valuation model provided by an independent third party to value securities or instruments principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. The systematic fair valuation model may use calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. If a security or instrument is valued at a “fair value,” that value is likely to be different from the last quoted market price for the security or instrument. The use of the fair valuation model may result in securities being transferred between Level 1 and Level 2 at reporting periods.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless the Board determines that this does not represent fair value. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Funds’ use of the practical expedient within ASC Topic 820, investments in non-registered investment companies are also valued at the daily net asset value. All investments quoted in foreign currencies will be valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Funds’ custodian.

Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using forward exchange rates quoted by independent pricing services.

Swaps are marked-to-market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of assets and liabilities. In the event that market quotations are not readily available or deemed unreliable, the swap is valued at fair value as determined in good faith by or under the direction of the Board.

GAAP requires disclosure regarding the various inputs that are used in determining the value of the Funds’ investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk.

Level 3—Unobservable inputs inclusive of the Funds’ own assumptions in determining the value of investments.

A fair value hierarchy has been included near the end of each Fund’s Portfolio of investments.

In January 2010, the FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU No. 2010-06 requires reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, including information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. The new and revised disclosures have been implemented for annual and interim periods beginning after December 15, 2009. The disclosures surrounding purchases, sales, issuances and settlements on a gross basis in the reconciliation of Level 3 fair value measurements, have been implemented for annual and interim periods beginning after December 15, 2010.

For more information regarding the Funds’ other significant accounting policies, please refer to the Funds’ annual report to shareholders dated December 31, 2010.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SMA Relationship Trust

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	May 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	May 31, 2011

By:	/s/ Thomas Disbrow
Thomas Disbrow
Treasurer and Principal Accounting Officer

Date:	May 31, 2011